SHARE BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 63,000	$ 41,605	$ 63,000	$ 63,000
Income tax benefit related to share based compensation	$ 0	$ 0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Share-based compensation, options exercised				0	0
Share-based compensation, options outstanding					32,000		32,000
Share-based compensation, options outstanding, weighted average exercise price (in dollars per share)					$ 0.51		$ 0.51
Share-based compensation, options outstanding, weighted average remaining contractual term				0 days	5 months 12 days
Unrecognized compensation costs related to unvested equity awards, net of estimated forfeitures	$ 144,000	$ 144,000
Options exercisable (in shares)					0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, non-option instruments granted		0
Share-based compensation, non-option instruments vested		0
Share-based compensation, non-option instruments forfeited		0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, option awards, granted		14,000,000
Share-based compensation, options exercised		0
Share-based compensation, options forfeited		0
Share-based compensation, options expired		0
Share-based compensation, options outstanding	14,000,000	14,000,000
Share-based compensation, options outstanding, weighted average exercise price (in dollars per share)	$ 0.136	$ 0.136
Share-based compensation, options outstanding, weighted average remaining contractual term		4 years 10 months 24 days
Options outstanding aggregate intrinsic value	$ 0	$ 0
Options exercisable (in shares)	0	0
Employee Stock Option [Member] | $.25 per Share Price [Member] | Scientific Advisory Board Members [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, option awards, granted		1,500,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Exercise price of options granted (in dollars per share)	0.25	$ 0.25
Term of options		5 years
Cumulative revenue targeted		$ 5,000,000
Employee Stock Option [Member] | $.05 per Share Price [Member] | Scientific Advisory Board Members [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, option awards, granted		2,000,000
Common stock, par value (in dollars per share)	0.001	$ 0.001
Exercise price of options granted (in dollars per share)	$ 0.05	$ 0.05
Number of options vesting on first anniversary from grant date		500,000
Number of options vesting monthly from grant date		62,500
Term of options vest monthly		24 months
Term of options		5 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, non-option instruments granted		0
Share-based compensation, non-option instruments vested		0
Share-based compensation, non-option instruments forfeited		0